Share-based compensation - Summary of Option Activity (Detail) - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Share-based Payment Arrangement [Abstract]
Number of shares under option plan, Beginning balance	4,599,899
Number of shares under option plan, Granted	555,300
Number of shares under option plan, Exercised	0
Number of shares under option plan, Forfeited	(177,500)
Number of shares under option plan, Ending balance	4,977,699	4,599,899
Number of shares under option plan, Exercisable at December 31, 2022	3,721,211
Number of shares under option plan, Vested and expected to vest at December 31, 2022	4,977,699
Weighted-average exercise price per option, Beginning balance	$ 4.00
Weighted-average exercise price per option, Granted	1.50
Weighted-average exercise price per option, Forfeited	8.43
Weighted-average exercise price per option, Ending balance	3.56	$ 4.00
Weighted-average exercise price per option, Exercisable at December 31, 2022	3.21
Weighted- average exercise price per option Vested and expected to vest at December 31, 2022	$ 3.56
Weighted- Average Remaining Contractual Life (years)	7 years 2 months 12 days	8 years 1 month 6 days
Weighted- average remaining contractual life Exercisable at December 31, 2022	6 years 7 months 6 days
Weighted- average remaining contractual life Vested and expected to vest at December 31, 2022	7 years 2 months 12 days